Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Tables
Summary of Debt
	September 30,	December 31,
	2015	2014

Note payable – officer	$22,910	$22,910
Note payable – UPT minority owner	250,000	--
Test vehicle financing	81,506	94,401
Convertible debt	75,000	--
	429,416	117,311
Debt discount	(73,461)	--
	355,955	117,311
Less: current portion	292,581	40,235
Long-term portion	$63,374	$77,076
Debt consists of the following:
	December 31,
	2014	2013
Note payable – related party	$22,910	$22,910
Test vehicle financing	94,401	--
	117,311	22,910
Less: current portion	40,235	22,910
	$77,076	$--

Fair value of the derivative liability
	September 15, 2015	September 30, 2015
Volatility	112%	112%
Risk-free interest rate	0.8%	0.6%
Expected life (years)	2.0	2.0
Dividend yield	--	--

Future contractual maturities of debt
Year ending December 31,
2015	$277,340
2016	18,410
2017	94,563
2018	20,788
2019	18,315
$429,416
Future contractual maturities of debt are as follows:
Year ending December 31,
2015	$40,235
2016	18,410
2017	19,563
2018	20,788
2019	18,315
$117,311